Future Accounting Changes	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Future Accounting Changes
4.	FUTURE ACCOUNTING CHANGES

IFRS 16 Leases

In January 2016, the International Accounting Standards Board (“IASB”) issued IFRS 16 “Leases” (“IFRS 16”) that sets out the principles for recognition, measurement, presentation and disclosure of leases for both lessee and lessor. IFRS 16 introduces a single lessee accounting model and requires lessees to recognize assets and liabilities for all leases, except when the term is twelve months or less or when the underlying asset has a low value. The effective date of IFRS 16 for the Company is February 1, 2019 and the Company will apply the standard retrospectively with the cumulative effect of initially applying the standard recognized as an adjustment to the opening balance of retained earnings at that date, subject to permitted practical expedients. Therefore, the Company will not restate comparative information.

The adoption of IFRS 16 will result in the recognition of a right-of-use asset and a lease liability measured at the present value of the future lease payments on the statement of financial position for a majority of its leases that are considered operating leases under IAS 17 “Leases”. A depreciation expense on the right-of-use asset and an interest expense on the lease liability will replace the operating lease expense. IFRS 16 will change the presentation of cash flows relating to leases in the Company’s Consolidated Statements of Cash Flows, but does not cause a difference in the amount of cash transferred between the parties of a lease. The Company is currently finalizing the quantification of the impact of IFRS 16 on its consolidated financial statements. As at February 1, 2019, it is estimated that total assets will increase by approximately $190 million, total liabilities will increase by approximately $210 million and deficit will increase by approximately $20 million. The Company is continuing to assess the overall impact of the new standard, including the required changes to the disclosures in its consolidated financial statements. The Company is also reviewing certain processes related to leases for information technology systems and internal controls over financial reporting.

IFRIC 23 Uncertainty over income tax treatments

In June 2017, the IASB released IFRIC 23 “Uncertainty over income tax treatments”. IFRIC 23 clarifies the application of recognition and measurement requirements in IAS 12 “Income taxes”, when there is uncertainty over income tax treatments. It specifically addresses whether an entity considers each tax treatment independently or collectively, the assumptions an entity makes about the examination of tax treatments by taxation authorities, how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, and how an entity considers changes in facts and circumstances. IFRIC 23 will become effective for the Company fiscal year beginning on February 1, 2019. The Company has determined the adoption of this standard will not have a significant impact on its consolidated financial statements.

Amendments to IFRS 3 Business combinations

In October 2018, the IASB issued amendments to IFRS 3 “Business combinations”. The amendments clarify the definition of a business, with the objective of assisting entities in determining whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendments are effective for the Company to transactions for which the acquisition date is on or after February 1, 2020. The Company is currently assessing the impact of the adoption of these amendments on its consolidated financial statements.

Other standards or amendments

The IASB issued other standards or amendments to existing standards that are not expected to have a significant impact on the Company’s consolidated financial statements.